Note 2 - Investments and Fair Value Measurement - Fair Value of Financial Assets and Liabilities by Level Within Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets, fair value	$ 7,495	$ 50,187
Liabilities, fair value	7,098
Warrant Liability [Member]
Liabilities, fair value	7,098
Fair Value, Inputs, Level 1 [Member]
Assets, fair value	321	2,822
Liabilities, fair value	0
Fair Value, Inputs, Level 1 [Member] | Warrant Liability [Member]
Liabilities, fair value	0
Fair Value, Inputs, Level 2 [Member]
Assets, fair value	7,174	47,365
Liabilities, fair value	0
Fair Value, Inputs, Level 2 [Member] | Warrant Liability [Member]
Liabilities, fair value	0
Fair Value, Inputs, Level 3 [Member]
Assets, fair value	0	0
Liabilities, fair value	7,098
Fair Value, Inputs, Level 3 [Member] | Warrant Liability [Member]
Liabilities, fair value	7,098
Money Market Funds [Member]
Assets, fair value	321	2,822
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value	321	2,822
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value	0	0
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value	0	0
US Government Agencies Debt Securities [Member]
Assets, fair value	2,444
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value	0
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value	2,444
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value	0
Commercial Paper [Member]
Assets, fair value	4,730	37,902
Commercial Paper [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value	0	0
Commercial Paper [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value	4,730	37,902
Commercial Paper [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value	$ 0	0
Corporate Debt Securities [Member]
Assets, fair value		9,463
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value		0
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value		9,463
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value		$ 0